Document and Entity Information Document	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Designer Brands Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	001-32545
Entity Tax Identification Number	31-0746639
Entity Address, Address Line One	810 DSW Drive
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
Local Phone Number	237-7100
City Area Code	614
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, without par value
Trading Symbol	DBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001319947
Amendment Flag	false